Note 11 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross
	carrying	Accumulated
December 31, 2025	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	23,592	-	23,592
	$52,792	$-	$52,792
Finite life intangible assets:
Customer lists and relationships	$946,522	$316,354	$630,168
Investment management contracts	608,399	217,196	391,203
Mortgage servicing rights ("MSRs")	238,931	122,116	116,815
Trademarks and trade names	35,089	12,831	22,258
Management contracts and other	9,076	4,974	4,102
Backlog	15,660	7,117	8,543
	$1,853,677	$680,588	$1,173,089
	$1,906,469	$680,588	$1,225,881
	Gross
	carrying	Accumulated
December 31, 2024	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	23,140	-	23,140
	$52,340	$-	$52,340
Finite life intangible assets:
Customer lists and relationships	$882,336	$255,651	$626,685
Investment management contracts	525,661	167,806	357,855
Mortgage servicing rights ("MSRs")	207,990	101,562	106,428
Trademarks and trade names	28,947	8,898	20,049
Management contracts and other	15,210	9,201	6,009
Backlog	26,665	12,445	14,220
	$1,686,809	$555,563	$1,131,246
	$1,739,149	$555,563	$1,183,586

Servicing Asset at Amortized Cost [Table Text Block]
	2025	2024
Balance, January 1	$106,428	$104,431
Additions, following the sale of loan	30,942	19,500
Amortization	(18,229)	(14,562)
Prepayments and write-offs	(2,326)	(2,941)
Balance, December 31	$116,815	$106,428

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
For the year ended December 31,	MSRs	Other Intangibles	Total
2026	$20,518	$148,489	$169,007
2027	18,261	133,738	151,999
2028	16,108	125,812	141,920
2029	13,991	121,323	135,314
2030	11,942	117,246	129,188
Thereafter	35,995	409,666	445,661
	$116,815	$1,056,274	$1,173,089